Loan capital	12 Months Ended
Sep. 30, 2021
Loan capital
Loan capital

Note 19. Loan capital

Accounting policy

Loan capital are instruments issued by the Group which qualify for inclusion as regulatory capital under APRA Prudential Standards. Loan capital is initially measured at fair value and subsequently measured at amortised cost using the effective interest rate method. Interest expense incurred is recognised in net interest income.

	Consolidated and
	Parent Entity
$m	2021	2020
Additional Tier 1 (AT1) loan capital
Westpac capital notes	8,403	7,423
USD AT1 securities	1,813	1,941
Total AT1 loan capital	10,216	9,364
Tier 2 loan capital
Subordinated notes	18,362	14,090
Subordinated perpetual notes	489	495
Total Tier 2 loan capital	18,851	14,585
Total loan capital	29,067	23,949

Movement reconciliation ($m)
Balance as at beginning of year	23,949	21,826
Issuances	7,628	2,225
Maturities, repayments, buy-backs and reductions	(1,548)	(262)
Total cash movements	6,080	1,963
FX translation impact	(86)	(564)
Fair value hedge accounting adjustments	(902)	703
Other (amortisation of bond issue costs, etc)	26	21
Total non-cash movements	(962)	160
Balance as at end of year	29,067	23,949

Note 19. Loan capital (continued)

Additional Tier 1 loan capital

A summary of the key terms and common features of AT1 instruments are provided below[1].

Consolidated and
Parent Entity		Potential scheduled	Optional
$m	Distribution/Interest rate	conversion date[2]	redemption date[3]	2021	2020
Westpac capital notes (WCN)
AUD 1,311 million WCN2	(90 day bank bill rate + 3.05% p.a.)	23 September 2024	23 September 2022	1,309	1,307
	x (1 - Australian corporate tax rate)
AUD 1,324 million WCN3	(90 day bank bill rate + 4.00% p.a.)	22 March 2023	22 March 2021[4]	-	1,323
	x (1 - Australian corporate tax rate)
AUD 1,702 million WCN4	(90 day bank bill rate + 4.90% p.a.)	20 December 2023	20 December 2021[5]	549	1,698
	x (1 - Australian corporate tax rate)
AUD 1,690 million WCN5	(90 day bank bill rate + 3.20% p.a.)	22 September 2027	22 September 2025	1,682	1,680
	x (1 - Australian corporate tax rate)
AUD 1,423 million WCN6	(90 day bank bill rate + 3.70% p.a.)	31 July 2026	31 July 2024	1,417	1,415
	x (1 - Australian corporate tax rate)
AUD 1,723 million WCN7	(90 day bank bill rate + 3.40% p.a.)	22 March 2029	22 March 2027	1,709	-
	x (1 - Australian corporate tax rate)
AUD 1,750 million WCN8	(90 day bank bill rate + 2.90% p.a.)	21 June 2032	21 September 2029[6]	1,737	-
	x (1 - Australian corporate tax rate)
Total Westpac capital notes				8,403	7,423
USD AT1 securities
USD 1,250 million securities	5.00% p.a. until but excluding 21	n/a	21 September 2027[8]	1,813	1,941
	September 2027 (first reset date). If
	not redeemed, converted or written-
	off earlier, from, and including, each
	reset date[7] to, but excluding, the
	next succeeding reset date, at a
	fixed rate p.a. equal to the prevailing
	5-year USD midmarket swap rate
	plus 2.89% p.a.
Total USD AT1 securities				1,813	1,941

1.	AUD unless otherwise noted.
2.

Conversion is subject to the satisfaction of the scheduled conversion conditions. If the conversion conditions are not satisfied on the relevant scheduled conversion date, conversion will not occur until the next distribution payment date on which the scheduled conversion conditions are satisfied.

3.	Westpac may elect to redeem the relevant AT1 instrument, subject to APRA’s prior written approval.
4.

On 4 December 2020, AUD 866 million of WCN3 were transferred to the WCN3 nominated party for AUD 100 each pursuant to the WCN7 reinvestment offer. Those WCN3 were subsequently redeemed and cancelled by Westpac. On 22 March 2021, the remaining AUD 458 million of WCN3 were redeemed and cancelled by Westpac for AUD 100 each.

5.

On 15 September 2021, AUD 1,152 million of WCN4 were transferred to the WCN4 nominated party for AUD 100 each pursuant to the WCN8 reinvestment offer. Those WCN4 were subsequently redeemed and cancelled by Westpac. On 15 October 2021, Westpac issued a redemption notice notifying WCN4 holders that all outstanding WCN4 will be redeemed on the optional redemption date, being 20 December 2021.

6.	Westpac may also elect to redeem on 21 December 2029, 21 March 2030 and 21 June 2030, each an optional redemption date.
7.	Every fifth anniversary after the first reset date is a reset date.
8.	Westpac may elect to redeem on 21 September 2027 and every fifth anniversary after the first reset date.

Common features of AT1 instruments

Payment conditions

Quarterly distributions on the Westpac capital notes and semi-annual interest payments on the USD AT1 securities are discretionary and will only be paid if the payment conditions are satisfied, including that the payment will not result in a breach of Westpac’s capital requirements under APRA’s prudential standards; not result in Westpac becoming, or being likely to become, insolvent; and if APRA does not object to the payment.

Broadly, if for any reason a distribution or interest payment has not been paid in full on the relevant payment date, Westpac must not determine or pay any dividends on Westpac ordinary shares or undertake a discretionary buy-back or capital reduction of Westpac ordinary shares, unless the unpaid amount is paid in full within 20 business days of the relevant payment date or in certain other circumstances.

Note 19. Loan capital (continued)

The AT1 instruments convert into Westpac ordinary shares in the following circumstances:

●	Scheduled Conversion

On the scheduled conversion date, provided certain conversion conditions are satisfied, it is expected that the relevant AT1 instrument[1] will be converted and holders will receive a variable number of Westpac ordinary shares calculated using the formula described in the terms of the relevant AT1 instrument, subject to a maximum conversion number. The conversion number of Westpac ordinary shares will be calculated using the face value of the relevant AT1 instrument and the Westpac ordinary share price determined over the 20 business day period prior to the scheduled conversion date, including a 1% discount.

●	Capital Trigger Event or Non-Viability Trigger Event

Westpac will be required to convert some or all AT1 instruments into a variable number of Westpac ordinary shares upon the occurrence of a capital trigger event or non-viability trigger event. No conversion conditions apply in these circumstances.

A capital trigger event occurs when Westpac determines, or APRA notifies Westpac in writing that it believes, Westpac’s Common Equity Tier 1 Capital ratio is equal to or less than 5.125% (on a level 1 or level 2 basis2).

A non-viability trigger event will occur when APRA notifies Westpac in writing that it believes conversion of all or some AT1 instruments (or conversion, write-off or write-down of relevant capital instruments of the Westpac Group), or public sector injection of capital (or equivalent support), in each case is necessary because without it, Westpac would become non-viable.

For each AT1 instrument converted, holders will receive a variable number of Westpac ordinary shares calculated using the formula described in the terms of the relevant AT1 instrument, subject to a maximum conversion number. The conversion number of Westpac ordinary shares is calculated using the face value or outstanding principal amount of the relevant AT1 instrument and the Westpac ordinary share price determined over the five business day period prior to the capital trigger event date or non-viability trigger event date and includes a 1% discount. For each AT1 instrument, the maximum conversion number is set using a Westpac ordinary share price which is broadly equivalent to 20% of the Westpac ordinary share price at the time of issue.

Following the occurrence of a capital trigger event or non-viability trigger event, if conversion of an AT1 instrument does not occur within five business days, holders’ rights in relation to the relevant AT1 instrument will be immediately and irrevocably terminated.

●	Conversion in other circumstances

Westpac is able to elect to convert[3], or may be required to convert[3], AT1 instruments early in certain circumstances. The terms of conversion and the conversion conditions are broadly similar to scheduled conversion, however the share price floor in the maximum conversion number will depend on the conversion event.

●	Early Redemption

Westpac is able to elect to redeem the relevant AT1 instrument on the optional redemption dates or for certain taxation or regulatory reasons, subject to APRA’s prior written approval.

1.	Scheduled conversion does not apply to USD AT1 securities.
2.	Level 1 comprises Westpac Banking Corporation and its subsidiary entities that have been approved by APRA as being part of a single 'Extended Licensed Entity' for the purpose of measuring capital adequacy. Level 2 is the consolidation of Westpac Banking Corporation and all its subsidiary entities except those entities specifically excluded by APRA regulations. The head of the Level 2 group is Westpac Banking Corporation.
3.	Excludes USD AT1 securities.

Note 19. Loan capital (continued)

Tier 2 loan capital

A summary of the key terms and common features of Westpac’s Tier 2 instruments is provided below[1]:

Consolidated and
Parent Entity			Optional
$m	Interest rate[2]	Maturity date	redemption date[3]	2021	2020
Subordinated notes
AUD 350 million	4.50% p.a. until but excluding 11 March 2022.	11 March 2027	11 March 2022	351	361
subordinated notes	Thereafter, if not redeemed, a fixed rate per annum
	equal to the five-year AUD semi-quarterly mid-swap
	reference rate plus 1.95% p.a., the sum of which will
	be annualised.
SGD 325 million	4.00% p.a. until but excluding 12 August 2022.	12 August 2027	12 August 2022	337	347
subordinated notes	Thereafter, if not redeemed, a fixed rate per annum equal
	to the five-year SGD swap offer rate plus 1.54% p.a.
AUD 175 million	4.80% p.a. until but excluding 14 June 2023.	14 June 2028	14 June 2023	181	185
subordinated notes	Thereafter, if not redeemed, a fixed rate per annum
	equal to the five-year AUD semi-quarterly mid-swap
	reference rate plus 2.65% p.a., each of which will be
	annualised.
USD 100 million	Fixed 5.00% p.a.	23 February 2046	n/a	148	175
subordinated notes
AUD 700 million	90 day bank bill rate + 3.10% p.a.	10 March 2026	10 March 2021[4]	-	700
subordinated notes
JPY 20,000 million	Fixed 1.16% p.a.	19 May 2026	n/a	249	270
subordinated notes
JPY 10,200 million	Fixed 1.16% p.a.	2 June 2026	n/a	127	137
subordinated notes
JPY 10,000 million	Fixed 0.76% p.a.	9 June 2026	n/a	124	134
subordinated notes
NZD 400 million	4.6950% p.a. until but excluding 1 September 2021.	1 September 2026	1 September 2021[4]	-	376
subordinated notes	Thereafter, if not redeemed, a fixed rate per annum
	equal to the New Zealand 5-year swap rate on 1
	September 2021 plus 2.60% p.a.
JPY 8,000 million	0.9225% p.a. until but excluding 7 October 2021.	7 October 2026	7 October 2021	99	107
subordinated notes	Thereafter, if not redeemed, a fixed rate per annum
	equal to the five-year JPY mid-swap rate plus
	1.0005% p.a.
USD 1,500 million	4.322% p.a. until but excluding 23 November 2026.	23 November 2031	23 November 2026	2,181	2,320
subordinated notes	Thereafter, if not redeemed, a fixed rate per annum
	equal to the five-year USD mid-swap rate plus 2.236% p.a.
JPY 12,000 million	0.87% p.a. until but excluding 6 July 2022. Thereafter,	6 July 2027	6 July 2022	149	161
subordinated notes	if not redeemed, a fixed rate per annum equal to the
	five-year JPY mid-swap rate plus 0.78% p.a.
JPY 13,500 million	0.868% p.a. until but excluding 6 July 2022.	6 July 2027	6 July 2022	168	181
subordinated notes	Thereafter, if not redeemed, a fixed rate per annum
	equal to the five-year JPY mid-swap rate plus 0.778% p.a.
HKD 600 million	3.15% p.a. until but excluding 14 July 2022. Thereafter,	14 July 2027	14 July 2022	108	111
subordinated notes	if not redeemed, a fixed rate per annum equal to the
	five-year HKD mid-swap rate plus 1.34% p.a.
AUD 350 million	4.334% p.a. until but excluding 16 August 2024.	16 August 2029	16 August 2024	350	349
subordinated notes	Thereafter, if not redeemed, a fixed rate per annum
	equal to the five-year AUD semi-quarterly mid-swap
	reference rate plus 1.83% p.a., each of which will be
	annualised.
AUD 185 million	Fixed 5.00% p.a.	24 January 2048	n/a	185	185
subordinated notes
AUD 250 million	90 day bank bill rate + 1.40% p.a.	16 February 2028	16 February 2023	250	250
subordinated notes
AUD 130 million	Fixed 5.00% p.a.	2 March 2048	n/a	130	130
subordinated notes
AUD 725 million	90 day bank bill rate + 1.80% p.a.	22 June 2028	22 June 2023	724	714
subordinated notes
USD 1,000 million	Fixed 4.421% p.a.	24 July 2039	n/a	1,481	1,707
subordinated notes

1.	Excludes subordinated perpetual notes.
2.	Interest payments are made periodically as set out in the terms of the subordinated notes.
3.

Westpac may elect to redeem the relevant Tier 2 instrument on the optional redemption date or dates, subject to APRA’s prior written approval. If not redeemed on the first optional redemption date, Westpac may elect to redeem the relevant Tier 2 instrument on any interest payment date after the first optional redemption date (except for USD 1,500 million subordinated notes with an optional redemption date in November 2026, USD 1,250 million subordinated notes with an optional redemption date in July 2029, USD 1,500 million subordinated notes with an optional redemption date in February 2025, USD 1,500 million subordinated notes with an optional redemption date in November 2030, and EUR 1,000 million subordinated notes with an optional redemption date in May 2026), subject to APRA’s prior written approval.

4.	The subordinated notes were redeemed in full on the optional redemption date.

Note 19. Loan capital (continued)

Tier 2 loan capital (continued)

A summary of the key terms and common features of Westpac’s Tier 2 instruments is continued below[1]:

Consolidated and Parent Entity			Optional
$m	Interest rate[2]	Maturity date	redemption date[3]	2021	2020
Subordinated notes
USD 1,250 million	4.110% p.a. until but excluding 24 July 2029.	24 July 2034	24 July 2029	1,813	1,970
subordinated notes	Thereafter, if not redeemed a fixed rate per annum
	equal to the five-year USD treasury rate plus 2% p.a.
AUD 1,000 million	90 day bank bill rate + 1.98% p.a.	27 August 2029	27 August 2024	999	1,000
subordinated notes
USD 1,500 million	2.894% p.a. until but excluding 4 February	4 February 2030	4 February 2025	2,133	2,220
subordinated notes	2025. Thereafter, if not redeemed, a fixed rate per
	annum equal to the five-year USD treasury
	rate plus 1.350% p.a.
USD 1,500 million	2.668% p.a. until but excluding 15 November 2030.	15 November 2035	15 November 2030	1,970	-
subordinated notes	Thereafter, if not redeemed, a fixed rate per annum
	equal to the five-year USD treasury rate plus 1.750% p.a.
USD 1,000 million	Fixed 2.963% p.a.	16 November 2040	n/a	1,264	-
subordinated notes
AUD 1,250 million	90 day bank bill rate + 1.55% p.a.	29 January 2031	29 January 2026	1,237	-
subordinated notes
EUR 1,000 million	0.766% p.a. until but excluding 13 May 2026.	13 May 2031	13 May 2026	1,604	-
subordinated notes	Thereafter, if not redeemed, a fixed rate per annum
	equal to the prevailing 5-year EUR mid-market swap
	rate plus 1.05% p.a.
Total subordinated notes				18,362	14,090

1.	Excludes subordinated perpetual notes.
2.	Interest payments are made periodically as set out in the terms of the subordinated notes.
3.

Westpac may elect to redeem the relevant Tier 2 instrument on the optional redemption date or dates, subject to APRA’s prior written approval. If not redeemed on the first optional redemption date, Westpac may elect to redeem the relevant Tier 2 instrument on any interest payment date after the first optional redemption date (except for USD 1,500 million subordinated notes with an optional redemption date in November 2026, USD 1,250 million subordinated notes with an optional redemption date in July 2029, USD 1,500 million subordinated notes with an optional redemption date in February 2025, USD 1,500 million subordinated notes with an optional redemption date in November 2030, and EUR 1,000 million subordinated notes with an optional redemption date in May 2026), subject to APRA’s prior written approval.

Common features of subordinated notes

Interest payments are subject to Westpac being solvent at the time of, and immediately following, the interest payment. These subordinated notes contain non-viability loss absorption requirements.

Non-viability trigger event

Westpac will be required to convert some or all subordinated notes into a variable number of Westpac ordinary shares upon the occurrence of a non-viability trigger event. A non-viability trigger event will occur on similar terms as described under AT1 loan capital.

For each subordinated note converted, holders will receive a variable number of Westpac ordinary shares calculated using the formula described in the terms of the relevant Tier 2 instrument, subject to a maximum conversion number. The conversion number of Westpac ordinary shares will be calculated in a manner similar to that described under AT1 loan capital for a non-viability trigger event. For each Tier 2 instrument, the maximum conversion number is set using a Westpac ordinary share price which is broadly equivalent to 20% of the Westpac ordinary share price at the time of issue.

Following the occurrence of a non-viability trigger event, if conversion of a Tier 2 instrument does not occur within five business days, holders’ rights in relation to the relevant Tier 2 instrument will be immediately and irrevocably terminated.

Subordinated perpetual notes

These notes have no final maturity but Westpac can choose to redeem them at par on any interest payment date falling on or after September 1991, subject to APRA approval and certain other conditions. Interest is cumulative and payable on the notes semi-annually at a rate of 6 month US$ LIBOR plus 0.15% p.a., subject to Westpac being solvent immediately after making the payment and having paid any dividend on any class of share capital of Westpac within the prior 12-month period.

These notes qualify for transitional treatment as Tier 2 capital of Westpac under APRA’s Basel III capital adequacy framework.

The rights of the noteholders and coupon holders are subordinated to the claims of all creditors (including depositors) of Westpac other than creditors whose claims against Westpac rank equally with, or junior to, these notes.